Inventories (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 23,353	$ 25,985
Work in progress	768	779
Finished goods	791,162	1,060,615
Total inventories	815,283	1,087,379
Less: inventory impairment loss	(2,363)	(2,363)
Inventories, net	$ 812,920	$ 1,085,016